LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 2000

KEMPER
CASH RESERVES FUND

                                   "... Yields for Treasury bills increased to a
                                 greater degree than yields for long-term bonds,
                                    so that by March 31, 2000, one-year Treasury
                                     bills yielded 6.24 percent, 40 basis points
                                          more than 30-year Treasury bonds. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
PERFORMANCE UPDATE
5
PORTFOLIO STATISTICS
6
PORTFOLIO OF INVESTMENTS
8
FINANCIAL STATEMENTS
10
FINANCIAL HIGHLIGHTS
12
NOTES TO FINANCIAL STATEMENTS

AT A GLANCE

 YIELDS
 SEVEN-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED MARCH 31, 2000


 ...........................................................................
    KEMPER CASH RESERVES FUND CLASS A                             4.77%
 ...........................................................................
    KEMPER CASH RESERVES FUND CLASS B                             3.91%
 ...........................................................................
    KEMPER CASH RESERVES FUND CLASS C                             4.14%
 ...........................................................................

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS ARE HISTORICAL AND WILL FLUCTUATE.

TERMS TO KNOW

AVERAGE DAYS-TO-MATURITY The average amount of time remaining before issuers of securities within a money market fund's portfolio are scheduled to repay principal. This period can be up to 90 days. A short average maturity generally allows a portfolio manager to capitalize on a rising-interest-rate environment, while a longer maturity can help maximize income when interest rates fall.

BASIS POINT The movement of interest rates or yields expressed in hundredths of a percent. For example, an increase in yield from 5 percent to 5.50 percent is 50 basis points.

FEDERAL FUNDS RATE The interest rate that banks charge each other on overnight loans. The Federal Reserve Board's Open Market Committee sets a target rate to either make credit more easily available or tighten monetary policy in an attempt to avoid economic imbalances such as high inflation.

INVERTED YIELD CURVE A market phenomenon in which shorter maturities have higher current yields than long-term bonds (securities with 10- to 30-year maturities). Historically it has occurred during a period of rising short-term interest rates and been viewed as an indicator of a future economic slowdown.

SEVEN-DAY AVERAGE YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a seven-day period. This average helps to minimize the effect of daily fluctuation in fund income and, therefore, yield.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS A SENIOR VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. HE HAS MANAGED MONEY MARKET FUNDS SINCE JOINING SCUDDER KEMPER INVESTMENTS IN 1973.
[COHEN PHOTO]
JERRI I. COHEN JOINED SCUDDER KEMPER INVESTMENTS IN 1981. SHE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

                             YIELDS HAVE RISEN SHARPLY SINCE LAST SEPTEMBER AS THE FEDERAL RESERVE INCREASED SHORT-TERM INTEREST RATES 75 BASIS POINTS. IN THIS REPORT, FRANK RACHWALSKI DISCUSSES HOW THE FED'S ACTIONS AND MARKET CONDITIONS ENHANCED THE FUND'S INCOME POTENTIAL AND HOW THE PORTFOLIO IS CURRENTLY POSITIONED.

Q     HOW DID THE MONEY AND BOND MARKETS PERFORM DURING THE FIRST SIX MONTHS OF
FISCAL YEAR 2000?

A     It was the most volatile period since 1994. Strong economic growth prompted the Federal Reserve to raise its short-term interest-rate target three times by a total of 75 basis points (0.75 percent) to 6.00 percent. Between September 30, 1999, and March 31, 2000, U.S. Treasury bill yields rose sharply. Yields for Treasury bills increased to a greater degree than yields for long-term bonds, so that by March 31, 2000, one-year Treasury bills yielded 6.24 percent, 40 basis points more than 30-year Treasury bonds. Mortgage interest rates for consumers reached their highest levels since March 1997, but housing and related consumer spending activity remained brisk. Oil prices soared past $30 a barrel. Most economists and many bond market professionals anticipate further Fed interest-rate hikes before the November 2000 national elections.

Q     WHY DID SHORT-TERM BOND YIELDS RISE MORE THAN LONG-TERM YIELDS?

A     Usually, long-term government bonds provide more income potential than securities maturing in a year or less, since they involve more interest-rate risk. This pattern held true in the autumn of 1999 and winter of 2000. However, the Treasury yield curve inverted as the new millennium began because of several factors, the most significant of which were the Fed's interest-rate hikes and a decision by the Treasury to reduce the amount of long-term debt outstanding. In February, the Treasury announced plans to buy back some 30-year bonds from investors. This may benefit the

 U.S. TREASURY YIELDS

YIELDS ON ONE-YEAR TREASURIES INCREASED MORE THAN 100 BASIS POINTS BETWEEN THE END OF SEPTEMBER 1999 AND MARCH 31, 2000.
[LINE GRAPH]

                                          9/30/99              3/31/00
                                          -------              -------
3-month                                     4.85                 5.89
6-month                                     4.96                 6.14
1-year                                      5.18                 6.24
2-year                                      5.60                 6.48
5-year                                      5.76                 6.32
10-year                                     5.88                 6.02
30-year                                     6.05                 5.84

SOURCE IS BLOOMBERG BUSINESS NEWS.

PERFORMANCE UPDATE

U.S. economy in the long run by freeing more capital for private investment, but the Treasury's news created confusion that increased short-term bond market volatility. Prior to the announcement, some institutional investors made large bets that long-term Treasury prices would fall sharply in 2000, and in January they were right. However, when these investors realized that the government's action would reduce the supply of 30-year bonds, these securities suddenly became a much more prized commodity, and long-term bond prices rebounded.

  Overall, money market securities were an excellent spot in the yield curve (see chart - U.S. Treasury Yields/ September 30, 1999, vs. March 31, 2000, on page 3) for risk-sensitive, fixed-income investors. Income potential rose sharply. By positioning the fund's portfolio average maturity between 20- and 25-days, we quickly captured Fed rate increases as they occurred and maintained liquidity for the six months ended March 31, 2000.

Q     HOW DID YOU POSITION THE FUND BETWEEN SEPTEMBER 1999 AND MARCH 2000?

A     The fund's average days-to-maturity (see Portfolio Statistics on page 5)
was shorter than that of most of its peers. This helped the fund respond to a climate of rapidly rising interest rates. We were mindful of the fact that the Fed was on the move, and we sought to maximize the fund's flexibility to respond to dynamic market conditions. We focused on high-quality commercial paper during the first half of fiscal year 2000 because of these securities' added income potential.

Q     IS THERE ANY WAY TO ESTIMATE HOW MUCH A GIVEN CHANGE IN INTEREST RATES CAN
AFFECT THE RETURN FROM MONEY MARKET INVESTMENTS?

A     Generally, a 100-basis-point increase in interest rates translates into a price decline of slightly more than 1 percent for a bond or fixed-income mutual fund that has an average maturity of one year. Bond prices and fixed-income mutual fund net asset values are also affected by market factors such as credit risk. The fund's results since last summer were fully in line with market conditions. Yields on 90-day Treasury bills rose by 104 basis points between September 1999 and March 2000 while the fund's net asset value remained stable at $1.00 a share (all classes of shares). All things being equal, a money market fund's yield will lag changes in Federal Reserve monetary policy by a period of time generally equal to the average maturity of securities in a fund's portfolio. A money market fund's average portfolio maturity can range up to 90 days.

Q     WHAT'S YOUR OUTLOOK FOR THE FUND FOR THE MONTHS AHEAD?

A     A dual dynamic of the Fed attempting to keep inflation in check and an overall reduction in bond supply may dictate what happens this year. We could easily see another 50 basis points in rate hikes, especially given that the government's March consumer price data showed that inflation was running at its worst pace in five years. We intend to remain somewhat defensive, with an average maturity within the 20- to 25-day range. We are comfortable that this positioning can allow us to take advantage of any increase in income potential consistent with our efforts to preserve principal. For investors seeking to reduce the volatility of an overall bond or equity portfolio or simply capture added income potential, we think the fund could be an attractive alternative.

  Over the past several years, even small whiffs of inflation from one or two government statistics that deviate from analysts' expectations have caused equity and bond prices to rise or fall substantially in a single day. We believe these overreactions should eventually subside. For that to happen, however, we believe that the bond market will need to be convinced that the Fed has succeeded in keeping consumer inflation from accelerating. In such an environment, we believe it is prudent for investors to utilize money market securities for the inevitable rainy day.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

                                                              ON 3/31/00
    COMMERCIAL PAPER, FIRST TIER                                  47%
 ...............................................................................
    REPURCHASE AGREEMENTS                                         30
 ...............................................................................
    CERTIFICATES OF DEPOSITS AND OTHER                            23
-------------------------------------------------------------------------------
                                                                 100%

[PIE CHART]

*PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER CASH RESERVES FUND
Portfolio of investments at March 31, 2000 (unaudited)

                            PRINCIPAL
                              AMOUNT         VALUE
REPURCHASE AGREEMENTS--29.6%
     Chase Securities,
     Inc.
       6.25% to be
       repurchased on
       4/3/2000 at
       $102,053,125        $102,000,000   $102,000,000
     Goldman Sachs Cos.,
     Inc.
       6.25% to be
       repurchased on
       4/3/2000 at
       $102,053,125         102,000,000    102,000,000
     State Street Bank
     and Trust Company,
       6.05% to be
       repurchased on
       4/3/2000 at
       $1,129,569             1,129,000      1,129,000
     -----------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS--29.6%
     (Cost $205,129,000)(b)                205,129,000
     -----------------------------------------------------
 COMMERCIAL PAPER--46.8%
     Allfirst Bank BN
       5.99%*, 4/16/2000      5,000,000      4,998,832
     Amsterdam Funding
     Corp.
       5.91%, 4/6/2000       18,000,000     17,985,300
     Anheuser-Busch Cos.,
     Inc.
       5.92%*, 4/16/2000      7,000,000      6,998,703
     Brazos River
     Authority
       6.04%, 4/19/2000       5,000,000      5,000,000
     Caterpillar
     Financial Services
     Corp.
       6.10%*, 5/16/2000      7,000,000      6,999,467
     Falcon Asset
     Security Corp.
       6.30%, 4/3/2000       21,843,000     21,835,355
     FINOVA Capital Corp.
       5.15%, 6/12/2000       7,000,000      7,000,000
     Ford Motor Credit
     Co.
       6.27%*, 6/30/2000      5,000,000      4,997,545
     Forrestal Funding
     Master TR
       6.22%, 6/12/2000      22,682,000     22,403,919
     Four Winds Funding
     Corp.
       5.92%, 4/6/2000       25,000,000     24,979,548
     Galaxy Funding
       6.23%, 6/12/2000      20,000,000     19,754,000
     Goldman Sachs Group,
     L.P.
       5.93%*, 4/3/2000      10,000,000     10,000,000

                            PRINCIPAL
                              AMOUNT         VALUE
 COMMERCIAL PAPER--CONTINUED
     Louis Dreyfus
       6.05%, 4/17/2000    $ 15,000,000   $ 14,959,867
     Norwest Financial,
     Inc.
       5.96%*, 4/7/2000       7,000,000      6,998,205
     Sheffield
     Receivables Corp.
       6.08%, 4/19/2000      20,000,000     19,939,500
     Stellar Funding
     Group
       5.93%, 4/5/2000       16,596,000     16,585,120
     Superior Funding
     Capital
       5.93%, 4/6/2000       10,000,000      9,991,805
     Sweetwater Capital
     Corp.
       6.06%, 4/14/2000      20,000,000     19,956,450
     UBS Finance, Inc.
       6.28%, 4/3/2000       33,000,000     32,988,487
     WCP Funding, Inc.
       5.93%, 4/3/2000       25,000,000     24,934,667
     Wood Street Funding
     Corp.
       6.28%, 4/3/2000       25,014,000     25,005,273
     -----------------------------------------------------
     TOTAL COMMERCIAL PAPER--46.8%
     (Cost 324,312,043)                    324,312,043
     -----------------------------------------------------

 CERTIFICATES OF DEPOSIT--20.4%
     Allfirst Bank
       6.18%*, 4/7/2000       7,000,000      6,998,810
     Amsouth Bank
       6.22%*, 4/1/2000      10,000,000      9,996,910
     Barclays Bank, PLC
       6.14%*, 4/1/2000       5,000,000      4,999,662
     Bayerische
     Landesbank, NY
       5.86%*, 4/10/2000      5,000,000      4,999,914
     Comerica Bank
       5.94%*, 4/14/2000      5,000,000      4,998,461
     Commerzbank AG
       6.16%*, 4/1/2000       5,000,000      4,999,979
     Commerzbank AG
     Monthly Floater
       4.87%, 4/10/2000       5,000,000      4,999,909
     Credit Suisse
       6.22%*, 4/1/2000       7,000,000      7,000,000
     Dresdner Bank AG
       6.09%*, 4/23/2000      7,000,000      6,999,150
     First Union National
     Bank
       6.18%*, 4/18/2000      7,500,000      7,500,000
     Harris Trust &
     Savings Bank
       6.16%*, 4/1/2000       5,000,000      4,999,973

PORTFOLIO OF INVESTMENTS

                            PRINCIPAL
                              AMOUNT         VALUE
 CERTIFICATES OF DEPOSIT--CONTINUED
     Heller Financial,
     Inc.
       6.22%*, 6/7/2000    $ 15,000,000   $ 14,999,983
     J.P. Morgan & Co.,
     Inc.
       5.92%*, 4/3/2000       5,000,000      5,000,000
     Mellon Bank
       6.09%*, 5/31/2000      7,000,000      6,999,134
     National City Bank
       6.11%*, 4/7/2000       7,000,000      7,001,953
     Old Kent Bank Note
       6.19%*, 4/1/2000       8,500,000      8,499,304
     PNC Bank
       6.10%*, 4/28/2000      8,000,000      8,000,116
     Royal Bank of Canada
       6.14%*, 4/1/2000       5,000,000      4,999,984
     Skandinaviska
     Enskilda Banken AB
       6.23%*, 4/24/2000      7,000,000      6,999,354
     US Bank NA,
     Minnesota
       6.08%*, 4/19/2000     10,000,000     10,009,371
     -----------------------------------------------------
     TOTAL CERTIFICATES OF
     DEPOSIT--20.4%
     (Cost 141,001,967)                    141,001,967
     -----------------------------------------------------

                            PRINCIPAL
                              AMOUNT         VALUE
 SHORT-TERM AND MEDIUM TERM NOTES--3.2%
       Finova Capital
         Corp., 6.17%,
         6/12/2000         $  5,000,000   $  5,000,000
       Heller Financial,
         Inc., 6.25%,
         4/7/2000             7,000,000      7,002,113
       SMM Trust 1999,
         6.15%, 4/3/2000     10,000,000     10,000,000
     -----------------------------------------------------
     SHORT-TERM AND MEDIUM TERM
     NOTES--3.2%
     (Cost 22,002,113)                      22,002,113
     -----------------------------------------------------
     TOTAL INVESTMENT PORTFOLIO--100%
     (Cost $692,445,123)(a)               $692,445,123
     -----------------------------------------------------

 NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) Cost for federal income tax purposes was $692,445,123.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

 * Floating rate notes are securities whose rates vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2000. The dates shown represent the demand are or next interest rate change date.

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES
March 31, 2000
(UNAUDITED)

ASSETS
Investments in securities, amortized cost                       $692,445,123
----------------------------------------------------------------------------
Cash                                                                     318
----------------------------------------------------------------------------
Interest receivable                                                1,318,714
----------------------------------------------------------------------------
Receivable for Fund shares sold                                    7,316,345
----------------------------------------------------------------------------
TOTAL ASSETS                                                     701,080,500
----------------------------------------------------------------------------
 LIABILITIES
Dividends payable                                                    485,391
----------------------------------------------------------------------------
Payable for Fund shares redeemed                                 163,018,392
----------------------------------------------------------------------------
Accrued management fee                                               138,246
----------------------------------------------------------------------------
Other accrued expenses                                             1,674,921
----------------------------------------------------------------------------
Total liabilities                                                165,316,950
----------------------------------------------------------------------------
NET ASSETS, AT VALUE                                            $535,763,550
----------------------------------------------------------------------------
 NET ASSETS
NET ASSETS, AT VALUE                                            $535,763,550
----------------------------------------------------------------------------
 NET ASSETS VALUE
CLASS A SHARES
  Net asset value offering and redemption price per share
  ($227,952,408 / 227,952,408 shares outstanding)                      $1.00
----------------------------------------------------------------------------
CLASS B SHARES
  Net asset value offering and redemption price per share
  ($239,025,220 / 239,025,220 shares outstanding)                      $1.00
----------------------------------------------------------------------------
CLASS C SHARES
  Net asset value offering and redemption price per share
  ($68,785,922 / 68,785,922 shares outstanding)                        $1.00
----------------------------------------------------------------------------

 8  The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Period ended March 31, 2000
(UNAUDITED)

INVESTMENT INCOME
Interest                                                        $16,994,690
---------------------------------------------------------------------------
Expenses:
Management fee                                                    1,131,839
---------------------------------------------------------------------------
Services to shareholders                                            820,523
---------------------------------------------------------------------------
Custodian fees                                                       10,970
---------------------------------------------------------------------------
Distribution services fees                                        1,201,140
---------------------------------------------------------------------------
Administrative service fees                                         734,896
---------------------------------------------------------------------------
Auditing                                                             17,584
---------------------------------------------------------------------------
Legal                                                                 3,481
---------------------------------------------------------------------------
Trustees' fees                                                        5,309
---------------------------------------------------------------------------
Reports to shareholders                                              70,001
---------------------------------------------------------------------------
Registration fees                                                    76,618
---------------------------------------------------------------------------
Other                                                                 4,709
---------------------------------------------------------------------------
Total expenses before expense reductions                          4,077,070
---------------------------------------------------------------------------
Expense reductions                                                   (3,253)
---------------------------------------------------------------------------
Total expenses, after expense reductions                          4,073,817
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                           $12,920,873
---------------------------------------------------------------------------

STATEMENTS OF CHANGES

                                                                 SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,                YEAR ENDED
                                                                    2000                 SEPTEMBER 30,
                                                                 (UNAUDITED)                  1999
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                                    $  12,920,873             $ 17,170,466
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income          (12,920,873)             (17,170,466)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
  transactions                                                   (112,241,417)              98,615,967
-------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                 648,004,967              549,389,000
-------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                     $ 535,763,550             $648,004,967
-------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.   9

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                            CLASS A
                                              SIX MONTHS
                                               ENDED                                   TWO MONTHS
                                              MARCH 31,    YEAR ENDED SEPTEMBER 30,     ENDED          YEAR ENDED
                                               2000        -------------------------   SEPTEMBER 30,   JULY 31,
                                              (UNAUDITED)  1999   1998   1997   1996     1995           1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $1.00      1.00   1.00   1.00   1.00       1.00           1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      .02      .04    .04    .04    .05         .01            .05
-----------------------------------------------------------------------------------------------------------------
Distributions from net investment income         (.02)     (.04)  (.04)  (.04)  (.05)      (.01)          (.05)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00      1.00   1.00   1.00   1.00       1.00           1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN %                                   2.50**    4.12   4.58   4.57   4.67        .85**         4.99(A)
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in millions)         228      265    197     91     36          34             35
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                               .90*     1.09   1.21   1.16   1.08        .92*           .89
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
  (%)                                             .90*     1.09   1.21   1.16   1.08        .92*           .89
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)        4.79*     4.07   4.49   4.45   4.53       5.11*          4.75
-----------------------------------------------------------------------------------------------------------------

                                                                            CLASS B
                                              SIX MONTHS
                                               ENDED                                   TWO MONTHS
                                              MARCH 31,    YEAR ENDED SEPTEMBER 30,     ENDED          YEAR ENDED
                                               2000        -------------------------   SEPTEMBER 30,   JULY 31,
                                              (UNAUDITED)  1999   1998   1997   1996     1995           1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $1.00      1.00   1.00   1.00   1.00       1.00           1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      .02      .03    .03    .03    .04         .01            .04
-----------------------------------------------------------------------------------------------------------------
Distributions from net investment income         (.02)     (.03)  (.03)  (.03)  (.04)      (.01)          (.04)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00      1.00   1.00   1.00   1.00       1.00           1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN %                                   2.02**    3.08   3.53   3.49   3.73        .71**         4.08(A)
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in millions)         239      287    285    217    162         141            172
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                              1.85*     2.11   2.22   2.19   1.99       1.79*          1.78
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
  (%)                                            1.85*     2.11   2.22   2.19   1.99       1.79*          1.78
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)        3.96*     3.05   3.48   3.42   3.62       4.24*          3.86
-----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                         CLASS C
                                           SIX MONTHS
                                            ENDED                                    TWO MONTHS
                                           MARCH 31,     YEAR ENDED SEPTEMBER 30,     ENDED          YEAR ENDED
                                             2000        -------------------------   SEPTEMBER 30,   JULY 31,
                                           (UNAUDITED)   1999   1998   1997   1996     1995           1995
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $1.00      1.00   1.00   1.00   1.00       1.00           1.00
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .02      .03    .04    .04    .04         .01            .04
---------------------------------------------------------------------------------------------------------------
Distributions from net investment income       (.02)     (.03)  (.04)  (.04)  (.04)      (.01)          (.04)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00      1.00   1.00   1.00   1.00       1.00           1.00
---------------------------------------------------------------------------------------------------------------
Total return %                                 2.06**    3.44   3.90   3.85   3.93        .71**         4.08(a)
---------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ in millions)        69       97     68     32     10           2              5
---------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions(%)                                  1.53*     1.75   1.88   1.84   1.79       1.78*          1.76
---------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions(%)                                  1.53*     1.75   1.88   1.84   1.79       1.78*          1.76
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)(%)       4.23*     3.41   3.82   3.77   3.82       4.25*          3.88
---------------------------------------------------------------------------------------------------------------

 * Annualized

** Not annualized

(a) The total returns for the year ended July 31, 1995 include the effect of a capital contribution from Scudder Kemper. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    SIGNIFICANT
     ACCOUNTING POLICIES     Kemper Cash Reserves Fund (the "Fund") is
                             registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

                             The Fund offers multiple classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Kemper Mutual Fund. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

                             Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

                             The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

                             SECURITY VALUATION. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

                             REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

                             FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

                             From November 1, 1998 through September 30, 1999, the Fund incurred approximately $14,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2000.

NOTES TO FINANCIAL STATEMENTS

                             DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are amortized for both tax and financial reporting purposes.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

--------------------------------------------------------------------------------

2    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             ("Scudder Kemper"). The Fund pays a monthly investment management fee of 1/12 of the annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $1,131,839 for the six months ended March 31, 2000.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI).

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended March 31, 2000 are $2,185,501, of which $661,240 is unpaid as of March 31, 2000.

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with Kemper Distributors, Inc. ("KDI"). For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various agreements with financial services firms that provided these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees ("ASF") paid by the Fund to KDI for the six months ended March 31, 2000 are $734,896, of which $226,336 is unpaid at March 31, 2000.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $763,760 for the six months ended March 31, 2000, of which $127,293 is unpaid at March 31, 2000.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. For the six months ended March 31, 2000, the Fund made no payments to its officers and incurred trustees' fees of $5,309 to independent trustees, of which $2,231 is unpaid at March 31, 2000.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (dollar amounts and number of shares are the same):

                                                                      SIX MONTHS ENDED               YEAR ENDED
                                                                       MARCH 31, 2000            SEPTEMBER 30, 1999
                                       SHARES SOLD
                                        Class A                         4,365,500,494               5,874,842,261
                                       ----------------------------------------------------------------------------
                                        Class B                           375,440,208                 871,120,274
                                       ----------------------------------------------------------------------------
                                        Class C                           393,425,812               1,115,322,982
                                       ----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                             4,203,096                   5,292,395
                                       ----------------------------------------------------------------------------
                                        Class B                             4,128,721                   5,949,415
                                       ----------------------------------------------------------------------------
                                        Class C                             1,345,569                   1,650,846
                                       ----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                        (4,419,356,830)             (5,812,296,009)
                                       ----------------------------------------------------------------------------
                                        Class B                          (414,162,842)               (875,179,547)
                                       ----------------------------------------------------------------------------
                                        Class C                          (422,765,645)             (1,088,086,650)
                                       ----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                            13,004,773                  31,572,316
                                       ----------------------------------------------------------------------------
                                        Class B                           (13,004,773)                (31,572,316)
                                       ----------------------------------------------------------------------------
                                        NET INCREASE (DECREASE)
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                   $ (112,241,417)            $    98,615,967
                                       ----------------------------------------------------------------------------

--------------------------------------------------------------------------------

4    LINE OF CREDIT          The Fund and several Kemper Funds (the
                             "Participants") share in a $1 billion revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata amount each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

--------------------------------------------------------------------------------

5    EXPENSE OFF-SET
     ARRANGEMENTS            The Fund has entered into arrangements with its
                             custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian and transfer agent fees were reduced by $47 and $3,206, respectively, under these arrangements.

NOTES

TRUSTEES                          OFFICERS
JOHN W. BALLANTINE                MARK S. CASADY                    RICHARD L. VANDENBERG
Trustee                           President                         Vice President
LEWIS A. BURNHAM                  PHILIP J. COLLORA                 LINDA J. WONDRACK
Trustee                           Vice President                    Vice President
                                  and Secretary
LINDA C. COUGHLIN                                                   MAUREEN E. KANE
Trustee                           JOHN R. HEBBLE                    Assistant Secretary
                                  Treasurer
DONALD L. DUNAWAY                                                   CAROLINE PEARSON
Trustee                           ANN M. MCCREARY                   Assistant Secretary
                                  Vice President
ROBERT B. HOFFMAN                                                   BRENDA LYONS
Trustee                           KATHRYN L. QUIRK                  Assistant Treasurer
                                  Vice President
DONALD R. JONES
Trustee                           FRANK J. RACHWALSKI, JR.
                                  Vice President
THOMAS W. LITTAUER
Trustee & Vice President
SHIRLEY D. PETERSON
Trustee
WILLIAM P. SOMMERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 219557
                                      Kansas City, MO 64121
 .............................................................................................
CUSTODIAN                             STATE STREET BANK AND TRUST COMPANY
                                      225 Franklin Street
                                      Boston, MA 02109
 .............................................................................................
TRANSFER AGENT                        INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 .............................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 .............................................................................................
PRINCIPAL                             KEMPER DISTRIBUTORS, INC.
UNDERWRITER                           222 South Riverside Plaza Chicago, IL 60606
                                      www.kemper.com

TRUSTEES&OFFICERS

[KEMPER FUNDS LOGO] Long-term investing in a short-term world(SM)
Printed in the U.S.A. on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Cash Reserves Fund prospectus.
KCRF - 3 (05/25/00) 1111840
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)